AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB VPS Global Bond Portfolio

-AB VPS Global Risk Allocation — Moderate Portfolio

Supplement dated February 10, 2016 to the Prospectuses and Summary Prospectuses dated May 1, 2015 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of AB VPS Global Bond Portfolio and AB VPS Global Risk Allocation — Moderate Portfolio (each, a “Portfolio”).

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The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for each Portfolio.

AB VPS Global Bond Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for the day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Paul J. DeNoon	Since May 2015	Senior Vice President of the Adviser

Scott A. DiMaggio	Since May 2015	Senior Vice President of the Adviser

Douglas J. Peebles	Since May 2015	Senior Vice President of the Adviser

Matthew S. Sheridan	Since May 2015	Senior Vice President of the Adviser

AB VPS Global Risk Allocation — Moderate Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for the day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since February 2016	Senior Vice President of the Adviser

Leon Zhu	Since May 2015	Senior Vice President of the Adviser

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The following chart for each Portfolio replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses for each Portfolio.

AB VPS Global Bond Portfolio

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB VPS Global Bond Portfolio Global Fixed Income Team	Paul J. DeNoon; since May 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

	Scott A. DiMaggio; since May 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

	Douglas J. Peebles; since May 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

	Matthew S. Sheridan; since May 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

AB VPS Global Risk Allocation — Moderate Portfolio

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB VPS Global Risk Allocation — Moderate Portfolio Quantitative Investment Team	Daniel J. Loewy; since February 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

	Leon Zhu; since May 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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